Trade and Other Payables (Details) - Schedule of Trade and Other Payables - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of Trade and Other Payables [Abstract]
Trade payables	$ 670,965	$ 297,033
Employee benefits payable	15,925	148,232
Accrual and other payables	632,186	1,811,262
Subtotal financial liabilities	1,319,076	2,256,527
Other taxes payable		3,098,596
Trade and other payables	$ 1,319,076	$ 5,355,123